Investment Properties (Net Book Amount) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about investment properties [line items]
Investment properties	¥ 376,739	¥ 391,266	¥ 380,429
Cost [member]
Disclosure of detailed information about investment properties [line items]
Investment properties	594,135	594,135	540,493
Accumulated depreciation [member]
Disclosure of detailed information about investment properties [line items]
Investment properties	¥ (217,396)	¥ (202,869)	¥ (160,064)